Valuation adjustments (Tables)	12 Months Ended
Dec. 31, 2020
Valuation adjustments
Schedule of breakdown by type of financial instrument of Valuation adjustments - Available-for-sale financial assets

	12/31/2019				12/31/2020
			Net				Net
			Valuation				Valuation
	Valuation	Valuation	Gains/	Fair	Valuation	Valuation	Gains/	Fair
	Gains	Losses	(Losses)	Value	Gains	Losses	(Losses)	Value

Debt instruments	4,266	(158)	4,108	233,463	5,944	(2,384)	3,560	355,321
Loans and advances to customers	—	—	—	2,875	—	—	—	—
Equity instruments	111	(4)	107	642	170	(44)	126	768

Schedule of changes in the cumulative valuation adjustments recorded to Available-for-sale financial assets

	Debt	Equity
	Instruments	Instruments	Total

Balance at January 1, 2019	(675)	(20)	(695)
Valuation adjustments	4,108	107	4,215
Amounts reclassified to consolidated income statement	(189)	—	(189)
Allowance for impairment losses	—	—	—
Income taxes	(980)	(32)	(1,012)
Balance at December 31, 2019	2,264	55	2,319
Valuation adjustments	3,560	126	3,686
Amounts reclassified to consolidated income statement	(843)	—	(843)
Income taxes	(1,056)	(33)	(1,089)
Balance at December 31, 2020	3,925	148	4,073

Schedule of breakdown of the accumulated gain or loss on the effective portion of the hedging to the cumulative valuation adjustment for cash flow hedges

	2019	2020

Accumulated (loss)/gain on cash flow hedges	(293)	(556)
Accumulated gain related to discontinued cash flow hedges (Note 12)	17	(13)
Balance at December 31,	(276)	(569)